First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments
August 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) – 85.2%
	Aerospace & Defense – 1.6%
$316,000	Amentum Escrow Corp. (b)	7.25%	08/01/32	$330,671
158,000	Booz Allen Hamilton, Inc. (b)	3.88%	09/01/28	152,029
4,311,000	TransDigm, Inc. (b)	6.75%	08/15/28	4,437,735
1,552,000	TransDigm, Inc. (b)	6.38%	03/01/29	1,601,371
2,281,000	TransDigm, Inc. (b)	6.63%	03/01/32	2,375,023
				8,896,829
	Agricultural Products & Services – 0.8%
623,000	Lamb Weston Holdings, Inc. (b)	4.88%	05/15/28	613,721
4,297,000	Lamb Weston Holdings, Inc. (b)	4.38%	01/31/32	3,960,873
				4,574,594
	Alternative Carriers – 0.9%
4,662,000	Level 3 Financing, Inc. (b)	11.00%	11/15/29	5,116,811
	Apparel Retail – 0.9%
4,040,000	Nordstrom, Inc.	4.00%	03/15/27	3,904,418
1,146,000	Nordstrom, Inc.	4.38%	04/01/30	1,056,637
				4,961,055
	Application Software – 3.5%
2,892,000	Alteryx, Inc. (b)	8.75%	03/15/28	2,968,922
2,445,875	GoTo Group, Inc. (b)	5.50%	05/01/28	1,899,584
2,445,875	GoTo Group, Inc. (b) (c)	5.50%	05/01/28	892,744
3,000,000	McAfee Corp. (b)	7.38%	02/15/30	2,880,368
1,513,000	Open Text Holdings, Inc. (b)	4.13%	12/01/31	1,378,871
3,092,000	RingCentral, Inc. (b)	8.50%	08/15/30	3,306,220
6,521,000	UKG, Inc. (b)	6.88%	02/01/31	6,750,878
				20,077,587
	Automobile Manufacturers – 0.7%
3,369,000	Ford Motor Co.	9.63%	04/22/30	4,000,941
	Automotive Parts & Equipment – 0.2%
1,298,000	Wand NewCo 3, Inc. (b)	7.63%	01/30/32	1,360,959
	Automotive Retail – 0.1%
635,000	Mavis Tire Express Services Topco Corp. (b)	6.50%	05/15/29	613,184
	Broadcasting – 7.3%
13,053,000	iHeartCommunications, Inc.	8.38%	05/01/27	5,956,271
6,045,000	Nexstar Media, Inc. (b)	5.63%	07/15/27	5,912,474
611,000	Scripps Escrow II, Inc. (b)	3.88%	01/15/29	394,605
16,304,000	Sinclair Television Group, Inc. (b)	5.13%	02/15/27	14,053,966
7,069,000	Sirius XM Radio, Inc. (b)	3.13%	09/01/26	6,767,493
343,000	Sirius XM Radio, Inc. (b)	5.50%	07/01/29	334,138
8,987,000	TEGNA, Inc.	4.63%	03/15/28	8,480,716
				41,899,663
	Building Products – 1.7%
3,647,000	American Builders & Contractors Supply Co., Inc. (b)	4.00%	01/15/28	3,517,066
588,000	Beacon Roofing Supply, Inc. (b)	6.50%	08/01/30	604,417
2,241,000	Builders FirstSource, Inc. (b)	6.38%	03/01/34	2,303,539
971,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC (b)	6.75%	04/01/32	998,456
612,000	Standard Building Solutions, Inc. (b)	6.50%	07/30/32	631,077
574,000	Standard Industries, Inc. (b)	4.75%	01/15/28	558,744

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Building Products (Continued)
$858,000	Standard Industries, Inc. (b)	4.38%	07/15/30	$803,062
				9,416,361
	Cable & Satellite – 3.0%
1,567,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	6.38%	09/01/29	1,549,090
1,184,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	4.75%	03/01/30	1,080,333
1,953,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	4.50%	08/15/30	1,743,535
3,219,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	7.38%	03/03/31	3,278,535
1,736,000	CSC Holdings LLC (b)	7.50%	04/01/28	898,194
667,000	CSC Holdings LLC (b)	11.25%	05/15/28	593,402
5,113,000	CSC Holdings LLC (b) (c)	5.75%	01/15/30	2,046,578
250,000	CSC Holdings LLC (b)	3.38%	02/15/31	161,693
8,320,000	CSC Holdings LLC (b)	4.50%	11/15/31	5,541,517
				16,892,877
	Casinos & Gaming – 3.3%
1,438,000	Boyd Gaming Corp. (b)	4.75%	06/15/31	1,353,972
1,999,000	Caesars Entertainment, Inc. (b)	4.63%	10/15/29	1,892,122
77,000	Caesars Entertainment, Inc. (b)	7.00%	02/15/30	79,797
71,000	Churchill Downs, Inc. (b)	5.75%	04/01/30	70,618
3,891,000	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Co., Inc. (b)	6.75%	01/15/30	3,503,838
930,000	Light & Wonder International, Inc. (b)	7.50%	09/01/31	979,890
582,000	MGM Resorts International	5.75%	06/15/25	582,354
643,000	MGM Resorts International	6.50%	04/15/32	648,063
284,000	Scientific Games Holdings, L.P. / Scientific Games US FinCo, Inc. (b)	6.63%	03/01/30	282,073
2,694,000	Station Casinos LLC (b)	4.50%	02/15/28	2,587,303
3,155,000	VICI Properties, L.P.	5.75%	04/01/34	3,252,162
1,624,000	VICI Properties, L.P. / VICI Note Co., Inc. (b)	3.50%	02/15/25	1,607,448
60,000	VICI Properties, L.P. / VICI Note Co., Inc. (b)	3.75%	02/15/27	58,232
2,000,000	VICI Properties, L.P. / VICI Note Co., Inc. (b)	4.63%	12/01/29	1,947,285
				18,845,157
	Commercial Printing – 0.9%
2,000,000	LABL, Inc. (b)	6.75%	07/15/26	1,991,684
471,000	LABL, Inc. (b)	10.50%	07/15/27	465,681
2,612,000	LABL, Inc. (b)	9.50%	11/01/28	2,672,766
				5,130,131
	Construction & Engineering – 1.1%
2,445,000	Advanced Drainage Systems, Inc. (b)	6.38%	06/15/30	2,487,653
3,855,000	Pike Corp. (b)	5.50%	09/01/28	3,758,311
				6,245,964
	Construction Materials – 0.9%
74,000	GYP Holdings III Corp. (b)	4.63%	05/01/29	69,144
5,167,000	Summit Materials LLC / Summit Materials Finance Corp. (b)	5.25%	01/15/29	5,119,181
160,000	Summit Materials LLC / Summit Materials Finance Corp. (b)	7.25%	01/15/31	169,179
				5,357,504
	Consumer Finance – 1.0%
3,056,000	FirstCash, Inc. (b)	4.63%	09/01/28	2,930,531
2,904,000	FirstCash, Inc. (b)	6.88%	03/01/32	2,986,947
				5,917,478

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Diversified Support Services – 0.3%
$901,000	Ritchie Bros Holdings, Inc. (b)	6.75%	03/15/28	$928,092
625,000	Ritchie Bros Holdings, Inc. (b)	7.75%	03/15/31	665,130
				1,593,222
	Electric Utilities – 0.4%
1,588,000	Vistra Operations Co. LLC (b)	5.00%	07/31/27	1,572,899
641,000	Vistra Operations Co. LLC (b)	7.75%	10/15/31	682,508
				2,255,407
	Electrical Components & Equipment – 0.1%
333,000	Sensata Technologies, Inc. (b)	3.75%	02/15/31	301,012
	Environmental & Facilities Services – 1.1%
933,000	Allied Universal Holdco LLC (b)	7.88%	02/15/31	948,057
4,419,000	Waste Pro USA, Inc. (b)	5.50%	02/15/26	4,417,508
618,000	Wrangler Holdco Corp. (b)	6.63%	04/01/32	638,495
				6,004,060
	Fertilizers & Agricultural Chemicals – 0.3%
2,000,000	Scotts Miracle-Gro Co. (The)	4.50%	10/15/29	1,896,367
	Financial Exchanges & Data – 0.4%
2,550,000	MSCI, Inc. (b)	3.25%	08/15/33	2,214,078
	Food Distributors – 1.4%
603,000	US Foods, Inc. (b)	4.75%	02/15/29	588,652
5,250,000	US Foods, Inc. (b)	4.63%	06/01/30	5,028,516
2,078,000	US Foods, Inc. (b)	7.25%	01/15/32	2,196,058
				7,813,226
	Health Care Facilities – 2.2%
1,510,000	Acadia Healthcare Co., Inc. (b)	5.00%	04/15/29	1,472,732
309,000	Concentra Escrow Issuer Corp. (b)	6.88%	07/15/32	323,629
2,218,000	HCA, Inc.	5.88%	02/15/26	2,236,752
569,000	HCA, Inc.	5.38%	09/01/26	573,054
7,842,000	Select Medical Corp. (b)	6.25%	08/15/26	7,886,362
				12,492,529
	Health Care Supplies – 2.6%
9,847,000	Medline Borrower, L.P. (b)	3.88%	04/01/29	9,309,090
4,833,000	Medline Borrower, L.P. (b)	5.25%	10/01/29	4,750,364
737,000	Medline Borrower, L.P. / Medline Co-Issuer, Inc. (b)	6.25%	04/01/29	760,639
				14,820,093
	Health Care Technology – 1.3%
6,527,000	AthenaHealth Group, Inc. (b)	6.50%	02/15/30	6,249,364
1,515,000	HealthEquity, Inc. (b)	4.50%	10/01/29	1,447,692
				7,697,056
	Hotels, Resorts & Cruise Lines – 0.2%
937,000	Vail Resorts, Inc. (b)	6.50%	05/15/32	974,597
289,000	Wyndham Hotels & Resorts, Inc. (b)	4.38%	08/15/28	276,843
				1,251,440
	Household Products – 1.3%
2,733,000	Energizer Holdings, Inc. (b)	6.50%	12/31/27	2,773,241
1,746,000	Energizer Holdings, Inc. (b)	4.75%	06/15/28	1,684,580

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Household Products (Continued)
$3,149,000	Energizer Holdings, Inc. (b)	4.38%	03/31/29	$2,963,683
				7,421,504
	Human Resource & Employment Services – 0.7%
1,913,000	TriNet Group, Inc. (b)	7.13%	08/15/31	1,985,508
2,077,000	ZipRecruiter, Inc. (b)	5.00%	01/15/30	1,862,241
				3,847,749
	Independent Power Producers & Energy Traders – 0.6%
3,627,000	Calpine Corp. (b)	5.13%	03/15/28	3,541,768
	Industrial Conglomerates – 0.2%
1,116,000	Hillenbrand, Inc.	6.25%	02/15/29	1,131,553
	Industrial Machinery & Supplies & Components – 0.1%
561,000	EMRLD Borrower, L.P. / Emerald Co-Issuer, Inc. (b)	6.63%	12/15/30	575,184
158,000	Gates Corp. (The) (b)	6.88%	07/01/29	162,265
				737,449
	Insurance Brokers – 10.3%
7,065,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (b)	6.75%	10/15/27	7,039,886
7,588,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (b)	6.75%	04/15/28	7,736,065
210,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (b)	5.88%	11/01/29	204,999
3,710,000	AmWINS Group, Inc. (b)	6.38%	02/15/29	3,806,263
7,828,000	AmWINS Group, Inc. (b)	4.88%	06/30/29	7,485,302
5,946,000	AssuredPartners, Inc. (b)	5.63%	01/15/29	5,702,450
1,996,000	AssuredPartners, Inc. (b)	7.50%	02/15/32	2,037,555
1,247,000	Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance (b)	7.13%	05/15/31	1,305,822
2,092,000	BroadStreet Partners, Inc. (b)	5.88%	04/15/29	1,993,070
675,000	Brown & Brown, Inc.	2.38%	03/15/31	576,031
2,101,000	GTCR AP Finance, Inc. (b)	8.00%	05/15/27	2,111,747
4,934,000	HUB International Ltd. (b)	5.63%	12/01/29	4,841,075
925,000	HUB International Ltd. (b)	7.25%	06/15/30	966,775
4,625,000	HUB International Ltd. (b)	7.38%	01/31/32	4,797,799
4,606,000	Panther Escrow Issuer LLC (b)	7.13%	06/01/31	4,801,304
3,801,000	Ryan Specialty LLC (b)	4.38%	02/01/30	3,646,205
				59,052,348
	Integrated Telecommunication Services – 1.0%
1,221,000	Radiate Holdco LLC / Radiate Finance, Inc. (b)	4.50%	09/15/26	968,759
5,814,000	Zayo Group Holdings, Inc. (b)	6.13%	03/01/28	4,500,705
				5,469,464
	Interactive Media & Services – 0.4%
2,101,000	Cars.com, Inc. (b)	6.38%	11/01/28	2,090,384
	Internet Services & Infrastructure – 2.3%
6,210,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (b)	5.25%	12/01/27	6,195,261
7,217,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (b)	3.50%	03/01/29	6,716,636
				12,911,897

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Investment Banking & Brokerage – 0.2%
$1,045,000	LPL Holdings, Inc. (b)	4.63%	11/15/27	$1,027,552
	IT Consulting & Other Services – 0.5%
613,000	Central Parent, Inc. / CDK Global, Inc. (b)	7.25%	06/15/29	616,518
2,000,000	Gartner, Inc. (b)	4.50%	07/01/28	1,965,504
				2,582,022
	Leisure Facilities – 0.1%
283,000	SeaWorld Parks & Entertainment, Inc. (b)	5.25%	08/15/29	273,998
313,000	Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. (b)	6.63%	05/01/32	322,375
				596,373
	Leisure Products – 0.4%
1,413,000	Acushnet Co. (b)	7.38%	10/15/28	1,486,344
611,000	Amer Sports Co. (b)	6.75%	02/16/31	621,519
				2,107,863
	Life Sciences Tools & Services – 1.5%
8,153,000	Avantor Funding, Inc. (b)	4.63%	07/15/28	7,942,563
648,000	Star Parent, Inc. (b)	9.00%	10/01/30	692,568
				8,635,131
	Managed Health Care – 2.7%
6,806,000	Centene Corp.	4.25%	12/15/27	6,659,569
968,000	Molina Healthcare, Inc. (b)	4.38%	06/15/28	932,123
4,000,000	Molina Healthcare, Inc. (b)	3.88%	11/15/30	3,681,068
4,576,000	Molina Healthcare, Inc. (b)	3.88%	05/15/32	4,109,633
				15,382,393
	Metal, Glass & Plastic Containers – 2.9%
903,000	Ball Corp.	6.88%	03/15/28	935,557
4,227,000	Ball Corp.	2.88%	08/15/30	3,739,360
5,419,000	Berry Global, Inc. (b)	5.63%	07/15/27	5,425,437
1,460,000	Berry Global, Inc. (b)	5.65%	01/15/34	1,486,482
75,000	Crown Americas LLC	5.25%	04/01/30	75,018
4,321,000	Owens-Brockway Glass Container, Inc. (b)	7.25%	05/15/31	4,377,709
650,000	Owens-Brockway Glass Container, Inc. (b)	7.38%	06/01/32	653,750
				16,693,313
	Movies & Entertainment – 0.1%
394,000	WMG Acquisition Corp. (b)	3.00%	02/15/31	350,719
	Office Services & Supplies – 0.2%
906,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. (b)	6.75%	08/15/32	935,291
	Packaged Foods & Meats – 2.1%
1,198,000	Fiesta Purchaser, Inc. (b)	7.88%	03/01/31	1,264,185
7,308,000	Post Holdings, Inc. (b)	6.25%	02/15/32	7,503,569
3,018,000	Post Holdings, Inc. (b)	6.38%	03/01/33	3,047,577
				11,815,331
	Paper & Plastic Packaging Products & Materials – 5.1%
12,810,000	Graham Packaging Co., Inc. (b)	7.13%	08/15/28	12,669,555
3,239,000	Graphic Packaging International LLC (b)	3.75%	02/01/30	2,998,102
936,000	Graphic Packaging International LLC (b)	6.38%	07/15/32	958,164

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Paper & Plastic Packaging Products & Materials (Continued)
$6,990,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC (b)	4.00%	10/15/27	$6,680,847
180,000	Pactiv LLC	7.95%	12/15/25	186,784
566,000	Sealed Air Corp. (b)	5.00%	04/15/29	557,940
4,070,000	Sealed Air Corp. / Sealed Air Corp. US (b)	6.13%	02/01/28	4,138,238
774,000	Verde Purchaser LLC (b)	10.50%	11/30/30	834,515
				29,024,145
	Personal Care Products – 0.2%
1,389,000	Prestige Brands, Inc. (b)	5.13%	01/15/28	1,370,065
	Pharmaceuticals – 1.2%
3,000,000	Charles River Laboratories International, Inc. (b)	3.75%	03/15/29	2,813,310
1,483,000	Charles River Laboratories International, Inc. (b)	4.00%	03/15/31	1,366,007
2,802,000	IQVIA, Inc. (b)	6.50%	05/15/30	2,914,951
				7,094,268
	Rail Transportation – 0.4%
2,466,000	Genesee & Wyoming, Inc. (b)	6.25%	04/15/32	2,523,505
	Real Estate Services – 0.3%
2,219,000	CoStar Group, Inc. (b)	2.80%	07/15/30	1,952,257
	Research & Consulting Services – 1.4%
3,973,000	Clarivate Science Holdings Corp. (b)	3.88%	07/01/28	3,779,962
3,114,000	Clarivate Science Holdings Corp. (b)	4.88%	07/01/29	3,002,658
342,000	CoreLogic, Inc. (b)	4.50%	05/01/28	320,365
900,000	Dun & Bradstreet Corp. (The) (b)	5.00%	12/15/29	891,908
				7,994,893
	Restaurants – 1.0%
5,088,000	IRB Holding Corp. (b)	7.00%	06/15/25	5,093,397
812,000	Raising Cane’s Restaurants LLC (b)	9.38%	05/01/29	877,430
				5,970,827
	Security & Alarm Services – 0.6%
2,000,000	Brink’s Co. (The) (b)	4.63%	10/15/27	1,960,127
618,000	Brink’s Co. (The) (b)	6.50%	06/15/29	640,041
618,000	Brink’s Co. (The) (b)	6.75%	06/15/32	643,353
				3,243,521
	Specialized Consumer Services – 0.8%
4,932,000	Aramark Services, Inc. (b)	5.00%	02/01/28	4,842,569
	Systems Software – 5.8%
1,078,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	988,756
3,484,000	Gen Digital, Inc. (b)	7.13%	09/30/30	3,642,149
1,000,000	Oracle Corp.	6.15%	11/09/29	1,072,080
1,000,000	Oracle Corp.	6.25%	11/09/32	1,090,123
1,796,000	Oracle Corp.	6.50%	04/15/38	2,002,976
22,859,000	SS&C Technologies, Inc. (b)	5.50%	09/30/27	22,855,167
1,643,000	SS&C Technologies, Inc. (b)	6.50%	06/01/32	1,697,175
				33,348,426
	Trading Companies & Distributors – 2.5%
1,794,000	Herc Holdings, Inc. (b)	5.50%	07/15/27	1,782,461
3,140,000	Herc Holdings, Inc. (b)	6.63%	06/15/29	3,231,691

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Trading Companies & Distributors (Continued)
$8,786,000	United Rentals North America, Inc. (b)	6.00%	12/15/29	$8,992,717
				14,006,869
	Transaction & Payment Processing Services – 0.1%
638,000	Boost Newco Borrower LLC (b)	7.50%	01/15/31	680,864
	Total Corporate Bonds and Notes			486,027,898
	(Cost $490,865,153)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (a) – 19.3%
	Application Software – 7.7%
704,012	Applied Systems, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.29%	02/24/31	708,060
6,177,416	Darktrace PLC (Leia Finco US LLC), Second Lien Term Loan , 1 Mo. CME Term SOFR + 5.25%, 0.00% Floor	10.45%	09/30/32	6,087,318
8,543,224	Gainwell Acquisition Corp. (f/k/a Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.43%	10/01/27	7,795,692
4,363,685	Genesys Cloud Services Holding II LLC (f/k/a Greeneden), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.75% Floor	8.75%	12/01/27	4,387,619
6,349,368	Informatica LLC, 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	7.50%	10/30/28	6,376,162
8,220,663	Internet Brands, Inc. (Web MD/MH Sub I. LLC), Second Lien Term Loan, 3 Mo. CME Term SOFR + 6.25%, 0.00% Floor	11.50%	02/23/29	8,108,493
283,602	Ivanti Software, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.25%, 0.75% Floor	9.83%	12/01/27	246,144
2,985,626	LogMeIn, Inc. (GoTo Group, Inc.), First Lien First Out TL, 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	10.14%	04/30/28	2,547,127
2,451,837	LogMeIn, Inc. (GoTo Group, Inc.), First Lien Second Out TL, 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor (c)	10.14%	04/30/28	991,241
2,984,655	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.50% Floor	9.51%	06/04/28	2,966,568
3,745,039	Ultimate Kronos Group (UKG, Inc.), 2024 Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.55%	02/10/31	3,757,997
				43,972,421
	Diversified Support Services – 0.5%
2,984,655	Consilio (Skopima Consilio Parent LLC), Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.50% Floor	9.36%	05/17/28	2,986,714
	Electronic Equipment & Instruments – 0.5%
2,898,275	Verifone Systems, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.33%	08/20/25	2,631,996
	Health Care Facilities – 0.4%
1,714,142	IVC Evidensia (VetStrategy Canada/IVC Acquisition Midco Ltd.), Facility B10, 3 Mo. CME Term SOFR + 4.75%, 0.50% Floor	10.08%	12/06/28	1,715,933
432,195	Select Medical Corp., Tranche B-1, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.25%	03/06/27	434,897
				2,150,830
	Health Care Technology – 2.1%
6,800,000	Cotiviti, Inc. (Verscend Technologies, Inc.), Fixed Rate Term Loan, 1 Mo. Fixed + 0.00%, 0.00% Floor	7.63%	05/01/31	6,800,000

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2024 (Unaudited)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (a) (Continued)
	Health Care Technology (Continued)
$4,985,913	Waystar Technologies, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.00%	10/22/29	$5,010,868
92,242	WS Audiology (Auris Lux III SARL), USD Term Loan B4, 6 Mo. CME Term SOFR + CSA + 4.25%, 0.00% Floor	9.56%	02/28/29	92,905
				11,903,773
	Industrial Machinery & Supplies & Components – 0.8%
4,290,993	Filtration Group Corp., 2021 Incremental Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.86%	10/21/28	4,310,066
	Insurance Brokers – 5.8%
439,683	Alliant Holdings I LLC, Term Loan B-6, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.81%	11/06/30	441,534
6,291,631	BroadStreet Partners, Inc., Term Loan B-4, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.50%	06/14/31	6,297,387
7,967	HUB International Ltd., Term Loan B, 2 Mo. CME Term SOFR + 3.00%, 0.75% Floor	8.26%	06/20/30	7,981
3,179,018	HUB International Ltd., Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.75% Floor	8.26%	06/20/30	3,184,582
7,047,526	OneDigital Borrower, LLC, First Lien Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.50%	07/02/31	7,029,907
5,301,150	OneDigital Borrower, LLC, Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	10.50%	07/02/32	5,272,418
5,294,673	Ryan Specialty Group LLC, 2024 Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.75% Floor	8.00%	09/01/27	5,327,765
2,101,934	Truist Insurance Holdings LLC (McGriff/Panther Escrow), Second Lien Term Loan, 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	10.08%	05/06/32	2,140,221
3,250,502	USI, Inc., 2030 Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.08%	09/29/30	3,254,565
				32,956,360
	Integrated Telecommunication Services – 0.1%
447,427	Numericable (Altice France SA or SFR), Term Loan B-13, 3 Mo. Synthetic USD LIBOR + 4.00%, 0.00% Floor	9.38%	08/14/26	359,060
462,378	Radiate Holdco LLC (Astound), Amendment No. 6 Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.61%	09/25/26	372,908
				731,968
	Life Sciences Tools & Services – 0.3%
1,600,000	Syneos Health, Inc. (Star Parent, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	9.08%	09/30/30	1,593,544
	Metal, Glass & Plastic Containers – 0.5%
3,011,599	ProAmpac PG Borrower LLC, 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	9.12% - 9.30%	09/15/28	3,025,407
	Paper & Plastic Packaging Products & Materials – 0.2%
1,232,023	Veritiv Corp. (Verde Purchaser, LLC), 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.00% Floor	9.83%	12/02/30	1,234,592
	Security & Alarm Services – 0.1%
723,190	Garda World Security Corp., Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	8.83%	02/01/29	725,088

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2024 (Unaudited)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (a) (Continued)
	Systems Software – 0.3%
$1,821,938	Idera, Inc. (Flash Charm), Second Lien Term Loan, 3 Mo. CME Term SOFR + CSA + 6.75%, 0.75% Floor	12.15%	03/02/29	$1,786,638
	Total Senior Floating-Rate Loan Interests			110,009,397
	(Cost $111,895,175)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (a) – 13.9%
	Application Software – 3.9%
1,721,000	ION Trading Technologies Sarl (b)	5.75%	05/15/28	1,627,817
11,666,000	Open Text Corp. (b)	6.90%	12/01/27	12,259,286
6,881,000	Open Text Corp. (b)	3.88%	02/15/28	6,528,633
2,108,000	Open Text Corp. (b)	3.88%	12/01/29	1,945,266
				22,361,002
	Automotive Parts & Equipment – 1.5%
8,691,000	Clarios Global, L.P. / Clarios US Finance Co. (b)	8.50%	05/15/27	8,792,572
	Building Products – 0.2%
973,000	Cemex SAB de CV (b) (c)	5.45%	11/19/29	977,537
	Casinos & Gaming – 0.0%
140,000	Flutter Treasury Designated Activity Co. (b)	6.38%	04/29/29	144,708
	Environmental & Facilities Services – 1.1%
473,000	GFL Environmental, Inc. (b)	3.75%	08/01/25	468,217
1,300,000	GFL Environmental, Inc. (b)	4.00%	08/01/28	1,240,426
1,686,000	GFL Environmental, Inc. (b)	4.75%	06/15/29	1,632,846
2,750,000	GFL Environmental, Inc. (b)	6.75%	01/15/31	2,876,027
				6,217,516
	Integrated Telecommunication Services – 1.2%
2,542,000	Altice France Holding SA (b) (c)	10.50%	05/15/27	1,008,495
2,511,000	Altice France SA (b)	5.50%	01/15/28	1,790,000
1,000,000	Altice France SA (b)	5.13%	01/15/29	695,545
5,117,000	Altice France SA (b)	5.13%	07/15/29	3,576,386
				7,070,426
	IT Consulting & Other Services – 0.7%
4,073,000	Elastic NV (b)	4.13%	07/15/29	3,797,986
	Metal, Glass & Plastic Containers – 1.2%
7,245,000	Trivium Packaging Finance BV (b)	5.50%	08/15/26	7,160,621
	Restaurants – 2.4%
309,000	1011778 BC ULC / New Red Finance, Inc. (b)	6.13%	06/15/29	315,806
14,344,000	1011778 BC ULC / New Red Finance, Inc. (b)	4.00%	10/15/30	13,150,598
				13,466,404
	Security & Alarm Services – 1.3%
2,903,000	Garda World Security Corp. (b)	9.50%	11/01/27	2,931,818
4,034,000	Garda World Security Corp. (b)	7.75%	02/15/28	4,234,801
158,000	Garda World Security Corp. (b)	8.25%	08/01/32	160,712
				7,327,331

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (a) (Continued)
	Transaction & Payment Processing Services – 0.4%
$2,498,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (b)	4.00%	06/15/29	$2,352,522
	Total Foreign Corporate Bonds and Notes			79,668,625
	(Cost $80,073,315)

Shares	Description	Value
COMMON STOCKS – 0.0%
	Pharmaceuticals – 0.0%
220,989	Akorn, Inc. (f) (g) (h)	16,574
	(Cost $2,534,056)
MONEY MARKET FUNDS (a) – 0.5%
2,611,463	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.12% (i)	2,611,463
	(Cost $2,611,463)
	Total Investments – 118.9%	678,333,957
	(Cost $687,979,162)
	Outstanding Loan – (19.3)%	(110,000,000)
	Net Other Assets and Liabilities – 0.4%	2,317,183
	Net Assets – 100.0%	$570,651,140

(a)	All or a portion of these securities serve as collateral for the outstanding loan unless otherwise indicated. At August 31, 2024, the segregated value of these securities amounts to $672,400,788.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2024, securities noted as such amounted to $514,650,981 or
90.2% of net assets.

(c)	This security does not serve as collateral for the outstanding loan.
(d)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, such as the synthetic LIBOR, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR or synthetic LIBOR floor that establishes a minimum SOFR or synthetic LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR or synthetic LIBOR period, spread and floor, but different SOFR or synthetic LIBOR reset dates.

(e)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(f)	This issuer has filed for protection in bankruptcy court.
(g)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).

(h)	Non-income producing security.
(i)	Rate shown reflects yield as of August 31, 2024.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2024 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of August 31, 2024 is as follows:
	Total Value at 8/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$486,027,898	$—	$486,027,898	$—
Senior Floating-Rate Loan Interests*	110,009,397	—	110,009,397	—
Foreign Corporate Bonds and Notes*	79,668,625	—	79,668,625	—
Common Stocks*	16,574	—	16,574	—
Money Market Funds	2,611,463	2,611,463	—	—
Total Investments	$678,333,957	$2,611,463	$675,722,494	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of August 31, 2024, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Fund’s Board of Trustees.
Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/20	220,989	$0.08	$2,534,056	$16,574	0.00%†
† Amount is less than 0.01%